Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 238	kr 656
Accrued expenses	31,159	32,258
Derivative liabilities	996	887
Other current liabilities	37,405	38,891	kr 35,305
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	13,303	12,774
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	10,084	10,920
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	7,772	8,564
Other [member]
Disclosure of Other Current Liabilities [line items]
Other current liabilities	kr 5,012	kr 5,090